02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-04 | Fidelity® Short-Term Treasury Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Short-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-04 - Fidelity® Short-Term Treasury Bond Index Fund		Fidelity Short-Term Treasury Bond Index Fund-Investor Class	Fidelity Short-Term Treasury Bond Index Fund-Premium Class
Management fee	[1]	0.03%	0.03%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.13%	0.03%
Total annual operating expenses		0.16%	0.06%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Short-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-04 - Fidelity® Short-Term Treasury Bond Index Fund - USD ($)	Fidelity Short-Term Treasury Bond Index Fund-Investor Class	Fidelity Short-Term Treasury Bond Index Fund-Premium Class
1 year	$ 16	$ 6
3 years	52	19
5 years	90	34
10 years	$ 205	$ 77